Schedule II - Valuation and Qualifying Accounts (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance at Beginning Of Period	$ 19,879,954	$ 19,123,959
Additions Charged to Costs and Expenses	(1,092,724)	755,995
Additions Charged to Other Accounts	0	0
Deductions	0	0
Balance at End Of Period	$ 18,787,230	$ 19,879,954